UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:	Sr. Vice-President and CCO
Phone:	206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 August 10, 2011

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	110

Form 13F Information Table Value Total:	$408,965,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      286     3016 SH       Sole                     3016
Abbott Laboratories            COM              002824100      667    12684 SH       Sole                    12684
Aecom Technology Corp          COM              00766t100    10540   385523 SH       Sole                   385523
Affiliated Managers Group      COM              008252108      373     3675 SH       Sole                     3675
Affymetrix, Inc                COM              00826t108       89    11200 SH       Sole                    11200
Alcoa                          COM              013817101     7062   445272 SH       Sole                   445272
Alere Inc (fmly Inverness)     COM              01449J105      209     5719 SH       Sole                     5719
Apache Corp                    COM              037411105     4391    35587 SH       Sole                    35587
Apple Computer                 COM              037833100    14374    42823 SH       Sole                    42823
Ball Corporation               COM              058498106     8069   209810 SH       Sole                   209810
Bank of New York Mellon Corp   COM              064058100      218     8500 SH       Sole                     8500
Berkshire Hathaway Class B     COM              084670702     7662    99006 SH       Sole                    99006
Boeing                         COM              097023105      336     4544 SH       Sole                     4544
Broadcom Corp - Cl A           COM              111320107     7494   222785 SH       Sole                   222785
CVS Corporation                COM              126650100      314     8364 SH       Sole                     8364
Celgene Corp                   COM              151020104     8275   137178 SH       Sole                   137178
Cerner Corp                    COM              156782104     9728   159194 SH       Sole                   159194
Chevron Corp                   COM              166764100    13555   131808 SH       Sole                   131808
Cisco Systems Inc              COM              17275R102     6272   401794 SH       Sole                   401794
Coca Cola Co.                  COM              191216100      545     8100 SH       Sole                     8100
Colgate-Palmolive Company      COM              194162103      383     4378 SH       Sole                     4378
ConocoPhillips                 COM              20825C104    13601   180893 SH       Sole                   180893
Costco Wholesale               COM              22160K105      555     6831 SH       Sole                     6831
Danaher Corp                   COM              235851102      631    11907 SH       Sole                    11907
Dollar Tree Stores Inc         COM              256746108      201     3022 SH       Sole                     3022
EMC Corporation                COM              268648102    13480   489291 SH       Sole                   489291
EQT Corp                       COM              26884L109    10330   196686 SH       Sole                   196686
Emerson Electric               COM              291011104      444     7900 SH       Sole                     7900
Energy Select Sector SPDR Fund COM              81369y506      633     8404 SH       Sole                     8404
Exxon Mobil Corp               COM              30231G102      670     8230 SH       Sole                     8230
General Electric               COM              369604103      445    23605 SH       Sole                    23605
Goldman Sachs                  COM              38141G104     9259    69568 SH       Sole                    69568
Google Inc                     COM              38259P508     9130    18030 SH       Sole                    18030
Gorman-Rupp                    COM              383082104      288     8750 SH       Sole                     8750
Home Depot                     COM              437076102      317     8748 SH       Sole                     8748
I. B. M.                       COM              459200101      992     5784 SH       Sole                     5784
IShares Russell 1000 Growth    COM              464287614     1247    20486 SH       Sole                    20486
ITT Industries Inc             COM              450911102     7686   130424 SH       Sole                   130424
Intel Corp                     COM              458140100      310    14011 SH       Sole                    14011
IntercontinentalExchange Inc.  COM              45865v100      259     2080 SH       Sole                     2080
JP Morgan Chase & Co           COM              46625H100     9899   241791 SH       Sole                   241791
Kimberly Clark Corp.           COM              494368103      338     5084 SH       Sole                     5084
Kraft Foods Inc                COM              50075n104      384    10907 SH       Sole                    10907
LKQ Corp                       COM              501889208     6921   265266 SH       Sole                   265266
Laboratory Corp of America Hol COM              50540R409      252     2605 SH       Sole                     2605
Lowe's Companies               COM              548661107     6894   295758 SH       Sole                   295758
Mattel Inc                     COM              577081102      257     9334 SH       Sole                     9334
MetLife, Inc.                  COM              59156R108     8179   186430 SH       Sole                   186430
Microsoft                      COM              594918104    11625   447117 SH       Sole                   447117
Nike Inc Class B               COM              654106103     4296    47744 SH       Sole                    47744
Nordstrom Inc                  COM              655664100      335     7127 SH       Sole                     7127
Omnicom Group                  COM              681919106      216     4482 SH       Sole                     4482
Orion Energy Systems Inc       COM              686275108       48    12246 SH       Sole                    12246
Paccar Inc                     COM              693718108      382     7480 SH       Sole                     7480
Paychex Inc                    COM              704326107      209     6816 SH       Sole                     6816
PepsiCo Inc.                   COM              713448108    10007   142090 SH       Sole                   142090
Pfizer Inc.                    COM              717081103      404    19592 SH       Sole                    19592
Philip Morris International In COM              718172109      749    11214 SH       Sole                    11214
Powershares Wilderhill Clean E COM              73935X500      225    25000 SH       Sole                    25000
Procter & Gamble               COM              742718109     8649   136053 SH       Sole                   136053
Qualcomm Inc                   COM              747525103    13573   239003 SH       Sole                   239003
RPM International Inc          COM              749685103      273    11873 SH       Sole                    11873
Rockwell Collins Inc           COM              774341101      207     3350 SH       Sole                     3350
S&P 500 Depository Receipt     COM              78462F103     8046    60970 SH       Sole                    60970
S&P Mid-Cap 400 ETF            COM              78467Y107     2055    11583 SH       Sole                    11583
S&P Small-Cap 600 iShares Trus COM              464287804     1560    21271 SH       Sole                    21271
St Jude Medical, Inc.          COM              790849103     7097   148845 SH       Sole                   148845
Starbucks Corporation          COM              855244109     8874   224714 SH       Sole                   224714
Target Corp                    COM              87612E106     7226   154037 SH       Sole                   154037
Technology Select Sector SPDR  COM              81369y803      537    20887 SH       Sole                    20887
Vanguard Total Stock Mkt ETF   COM              922908769     1169    17088 SH       Sole                    17088
Varian Medical Sys             COM              92220P105      389     5560 SH       Sole                     5560
Visa Inc - Cl A                COM              92826c839    16514   195989 SH       Sole                   195989
W W Grainger Inc               COM              384802104      315     2050 SH       Sole                     2050
Waste Management, Inc.         COM              94106L109      245     6562 SH       Sole                     6562
ABB Ltd - Spon ADR             INTL EQ          000375204     4635   178631 SH       Sole                   178631
Cooper Industries PLC          INTL EQ          g24140108    10426   174731 SH       Sole                   174731
MSCI Emerging Markets iShares  INTL EQ          464287234      261     5484 SH       Sole                     5484
Nestle SA ADR                  INTL EQ          641069406    10739   173056 SH       Sole                   173056
Novartis AG - ADR              INTL EQ          66987V109      232     3795 SH       Sole                     3795
Royal Dutch Shell Spons ADR    INTL EQ          780259206      225     3168 SH       Sole                     3168
SPDR S&P International Small C INTL EQ          78463x871      281     8844 SH       Sole                     8844
Schlumberger Ltd.              INTL EQ          806857108    10724   124125 SH       Sole                   124125
Select Emerging Markets ETF- V INTL EQ          922042858     9292   191123 SH       Sole                   191123
Telefonica SA - Spons ADR      INTL EQ          879382208      257    10500 SH       Sole                    10500
Teva Pharmaceutical            INTL EQ          881624209    11899   246757 SH       Sole                   246757
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     4508    90509 SH       Sole                    90509
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     7973   298388 SH       Sole                   298388
iShares MSCI Taiwan Index Fund INTL EQ          464286731     7350   484212 SH       Sole                   484212
iShares S&P Global Utilities E INTL EQ          464288711      588    12803 SH       Sole                    12803
Columbia Acorn Fund Z          Eq Fund          197199409      385    12060 SH       Sole                    12060
Vanguard Small Cap Growth Inde Eq Fund          922908827      757    31366 SH       Sole                    31366
WHV International Equity Fund  Eq Fund          360873863      705    33196 SH       Sole                    33196
Yacktman Fund                  Eq Fund          984281105      193    10777 SH       Sole                    10777
Vanguard Total Bond Market ETF Bond Txbl ETF    921937835      336     4137 SH       Sole                     4137
iShares Barclays 1-3 Yr Credit Bond Txbl ETF    464288646     7119    67831 SH       Sole                    67831
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      427     5071 SH       Sole                     5071
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      258     2202 SH       Sole                     2202
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      904     8473 SH       Sole                     8473
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1028     9422 SH       Sole                     9422
iShares Barclays Intermed Cred Bond Txbl ETF    464288638     1917    17979 SH       Sole                    17979
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      733     6657 SH       Sole                     6657
Nuveen Floating Rate Income Fu ETF              67072T108      542    44432 SH       Sole                    44432
S&P Small-Cap 600 Index iShare ETF              464287804      242     3306 SH       Sole                     3306
SPDR Gold Trust                ETF              78463V107      368     2519 SH       Sole                     2519
SPDR S&P Dividend ETF          ETF              78464a763     1881    34800 SH       Sole                    34800
WisdomTree Equity Income Fund  ETF              97717w208      346     8349 SH       Sole                     8349
iShares S&P Preferred Stock In ETF              464288687      320     8057 SH       Sole                     8057
SPDR S&P Intl DVD ETF          ETF FOR          78463x772      601    10184 SH       Sole                    10184
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      838    13738 SH       Sole                    13738